5. FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial Investments	R$ 895,713	R$ 735,712
CDB - Bank deposit certificate
Disclosure of fair value measurement of assets [line items]
Financial Investments	882,376	716,218
Government securities
Disclosure of fair value measurement of assets [line items]
Financial Investments	R$ 13,337	R$ 19,494